INTANGIBLES ASSETS	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLES ASSETS	INTANGIBLE ASSETS
During the three and six months ended June 30, 2024, there were no significant additions, disposals or impairments of intangible assets.
Impairment review
Impairment tests of goodwill and intangible assets with indefinite useful lives, such as trademarks, are performed when management has identified indications of impairment or once a year when business plans for the next strategic planning horizon are approved by management.
Goodwill is monitored by management at Cash Generating Unit (“CGU”) level, the level at which it and other intangible assets with indefinite lives are tested for impairment. The CGUs in the Group are the following: Winter Sports Equipment, Salomon, Arc’teryx, Ball & Racquet Sports, and Peak Performance.
Management has considered whether any impairment indicators existed at the reporting date, and has concluded that the carrying amounts of goodwill and intangible assets with indefinite useful lives are fully recoverable as of June 30, 2024.